NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 18, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014

Effective immediately, Walter French, David Friar, Keith Hembre and Derek Bloom will serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-TMOS-0314P